Employment Benefits - Movements in Present Value of Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Current service costs	¥ 1,933	¥ 1,620	¥ 1,025
Interest costs	208	127	81
Present value of defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	6,204	5,495
Current service costs	1,933	1,620
Interest costs	208	127
Remeasurement losses/(gains):
Actuarial losses arising from changes in demographic assumptions	(28)	7,742
Actuarial (gains)/losses arising from changes in financial assumptions	(1,513)	(8,314)
Experience adjustments	(552)	(102)
Payments from the plan	(453)	(174)
Net transfer	(57)	49
Increase due to business combinations	261
Exchange differences on translation of foreign operations	186	(239)
Ending balance	¥ 6,189	¥ 6,204	¥ 5,495